Note 16 - Condensed Consolidating Financial Information Statement of Operations (Details) - USD ($) $ in Millions				3 Months Ended								12 Months Ended
		Jul. 22, 2015	Dec. 02, 2014	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues
Affiliate	[1]											$ 615		$ 497		$ 273
Third-party	[1]											497		103		40
Total Revenues				$ 292	$ 282	$ 275	$ 263	$ 190	$ 150	$ 133	$ 127	1,112	[1]	600	[1]	313	[1]
Costs and Expenses
Operating and maintenance expenses				132	113	111	99	108	78	68	59	455	[1]	313	[1]	188	[1]
Imbalance settlement gains and reimbursements	[1]											(40)		(43)		(12)
General and administrative expenses	[1]											102		74		32
Depreciation and amortization expenses	[1],[2]											180		79		48
Gain on asset disposals and impairments	[1]											1		(4)		0
Total Costs and Expenses	[1]											698		419		256
Operating Income (Loss)				102	105	104	103	30	55	42	54	414	[1]	181	[1]	57	[1]
Interest and financing costs, net	[1]											(150)		(109)		(39)
Equity in earnings of unconsolidated affiliates	[1]											7		1		0
Equity in earnings (loss) of subsidiaries												0		0
Income tax expense	[1]											(1)		0		0
Net earnings (loss)				$ 64	$ 70	$ 67	$ 69	$ (15)	$ 27	$ 25	$ 36	270	[1]	73	[1]	18	[1]
Loss attributable to Predecessors	[1]											22	[3]	29	[4]	62
Net earnings attributable to noncontrolling interest	[1]											(20)		(3)		0
Net earnings attributable to partners	[1]											272		99		$ 80
Parent
Revenues
Affiliate												0		6
Third-party												0		0
Total Revenues												0		6
Costs and Expenses
Operating and maintenance expenses												19		32
Imbalance settlement gains and reimbursements												0		0
General and administrative expenses												29		37
Depreciation and amortization expenses												2		3
Gain on asset disposals and impairments												0		0
Total Costs and Expenses												50		72
Operating Income (Loss)												(50)		(66)
Interest and financing costs, net												0		0
Equity in earnings of unconsolidated affiliates												0		0
Equity in earnings (loss) of subsidiaries												300		136
Income tax expense												0
Net earnings (loss)												250		70
Loss attributable to Predecessors												22	[3]	29	[4]
Net earnings attributable to noncontrolling interest												0		0
Net earnings attributable to partners												272		99
Guarantor Subsidiaries
Revenues
Affiliate												615		491
Third-party												492		103
Total Revenues												1,107		594
Costs and Expenses
Operating and maintenance expenses												463		283
Imbalance settlement gains and reimbursements												(40)		(43)
General and administrative expenses												73		37
Depreciation and amortization expenses												162		75
Gain on asset disposals and impairments												1		(4)
Total Costs and Expenses												659		348
Operating Income (Loss)												448		246
Interest and financing costs, net												(140)		(105)
Equity in earnings of unconsolidated affiliates												7		1
Equity in earnings (loss) of subsidiaries												3		(3)
Income tax expense												(1)
Net earnings (loss)												317		139
Loss attributable to Predecessors												0	[3]	0	[4]
Net earnings attributable to noncontrolling interest												(17)		(3)
Net earnings attributable to partners												300		136
Non-Guarantors
Revenues
Affiliate												28		2
Third-party												5		0
Total Revenues												33		2
Costs and Expenses
Operating and maintenance expenses												1		0
Imbalance settlement gains and reimbursements												0		0
General and administrative expenses												0		0
Depreciation and amortization expenses												16		1
Gain on asset disposals and impairments												0		0
Total Costs and Expenses												17		1
Operating Income (Loss)												16		1
Interest and financing costs, net												(10)		(4)
Equity in earnings of unconsolidated affiliates												0		0
Equity in earnings (loss) of subsidiaries												0		0
Income tax expense												0
Net earnings (loss)												6		(3)
Loss attributable to Predecessors												0	[3]	0	[4]
Net earnings attributable to noncontrolling interest												(3)		0
Net earnings attributable to partners												3		(3)
Rockies Natural Gas Business Acquisition
Condensed Financial Statements
Effective date of acquisition		Jul. 22, 2015	Dec. 02, 2014
Consolidating Adjustments
Revenues
Affiliate												(28)		(2)
Third-party												0		0
Total Revenues												(28)		(2)
Costs and Expenses
Operating and maintenance expenses												(28)		(2)
Imbalance settlement gains and reimbursements												0		0
General and administrative expenses												0		0
Depreciation and amortization expenses												0		0
Gain on asset disposals and impairments												0		0
Total Costs and Expenses												(28)		(2)
Operating Income (Loss)												0		0
Interest and financing costs, net												0		0
Equity in earnings of unconsolidated affiliates												0		0
Equity in earnings (loss) of subsidiaries												(303)		(133)
Income tax expense												0
Net earnings (loss)												(303)		(133)
Loss attributable to Predecessors												0	[3]	0	[4]
Net earnings attributable to noncontrolling interest												0		0
Net earnings attributable to partners												$ (303)		$ (133)

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Adjusted to include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[3]	Amounts attributable to Predecessors have been reflected in the Parent column.
[4]	Amounts attributable to Predecessors have been reflected in the Parent column.